Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our PEO and the other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis” on page 31.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for other NEOs ($)(2)	Average Compensation Actually Paid to other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)(4)	FFO as Adjusted / Share ($)(5)
					Company TSR ($)	Peer Group TSR ($)(3)
2024	10,118,623	15,236,442	3,335,949	4,406,774	136.71	115.03	75.4	1.35
2023	7,645,622	12,640,012	2,380,189	2,949,313	112.34	98.30	259.9	1.25
2022	6,616,501	1,438,290	2,255,103	1,022,607	83.11	89.16	47.3	1.21
2021	6,830,104	8,566,102	2,010,966	3,110,209	107.66	98.78	107.8	1.09
2020	6,149,061	3,762,837	2,136,036	583,667	70.98	68.63	97.8	0.88
(1)
Mr. Olson was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our principal executive officer during each year shown:

Adjustments to Determine Compensation “Actually Paid” for PEO	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(6,783,242)	$(4,189,334)	$(3,939,010)	$(3,699,999)	$(4,005,254)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	8,978,580	5,325,609	2,641,983	4,507,329	2,920,790
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	2,870,973	3,412,049	(4,145,858)	423,532	(998,121)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(322,084)	194,717	36,635	326,533	(451,835)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	373,593	251,348	228,039	178,603	148,196
Total Adjustments	$5,117,820	$4,994,389	$(5,178,211)	$1,735,998	$(2,386,224)
(2)
Our other NEOs are Messrs. Langer, Mooallem and Milton for 2023 and 2024. For 2022, 2021 and 2022, our NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only, also include Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 1:

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,862,582)	$(866,514)	$(903,503)	$(756,940)	$(1,042,067)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,455,226	1,030,058	228,632	923,437	491,467
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	437,009	346,669	(313,879)	547,345	(407,979)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(38,810)	23,947	(292,808)	334,083	(652,790)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	79,981	34,964	49,062	51,318	59,000
Total Adjustments	$1,070,824	$569,124	$(1,232,496)	$1,099,243	$(1,552,369)
(3)	Peer group is the Dow Jones US Real Estate Strip Centers index.
(4)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(5)
The Company has identified FFO as Adjusted (per share) as the most important additional financial metric used to link pay and performance, for our company selected measure. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider FFO as Adjusted (per share), to be the most important performance measure used by to link compensation actually paid to the NEOs for fiscal year 2024 to Company performance. Our short-term incentive programs include FFO as Adjusted as the most heavily weighted metric (that impacts annual cash pay out to executive officers) based on our absolute level of FFO as Adjusted achieved for the year and, in 2024, 25% of the performance-based portion of 2024 long-term incentive plan pays out based on the three year growth rate of our FFO as Adjusted growth rate. FFO as Adjusted is a non-GAAP financial measure—please see “Non-GAAP Financial Measures” beginning on page 63 for a reconciliation to the most directly comparable GAAP measure. We consider FFO as Adjusted a meaningful and relevant measure in determining our operating performance.

Company Selected Measure Name	FFO as Adjusted (per share)
Named Executive Officers, Footnote
(1)
Mr. Olson was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our principal executive officer during each year shown:

(2)
Our other NEOs are Messrs. Langer, Mooallem and Milton for 2023 and 2024. For 2022, 2021 and 2022, our NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only, also include Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 1:

Peer Group Issuers, Footnote
(3)	Peer group is the Dow Jones US Real Estate Strip Centers index.

PEO Total Compensation Amount	$ 10,118,623	$ 7,645,622	$ 6,616,501	$ 6,830,104	$ 6,149,061
PEO Actually Paid Compensation Amount	$ 15,236,442	12,640,012	1,438,290	8,566,102	3,762,837
Adjustment To PEO Compensation, Footnote
(1)
Mr. Olson was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our principal executive officer during each year shown:

Adjustments to Determine Compensation “Actually Paid” for PEO	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(6,783,242)	$(4,189,334)	$(3,939,010)	$(3,699,999)	$(4,005,254)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	8,978,580	5,325,609	2,641,983	4,507,329	2,920,790
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	2,870,973	3,412,049	(4,145,858)	423,532	(998,121)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(322,084)	194,717	36,635	326,533	(451,835)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	373,593	251,348	228,039	178,603	148,196
Total Adjustments	$5,117,820	$4,994,389	$(5,178,211)	$1,735,998	$(2,386,224)

Non-PEO NEO Average Total Compensation Amount	$ 3,335,949	2,380,189	2,255,103	2,010,966	2,136,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,406,774	2,949,313	1,022,607	3,110,209	583,667
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Our other NEOs are Messrs. Langer, Mooallem and Milton for 2023 and 2024. For 2022, 2021 and 2022, our NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only, also include Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 1:

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,862,582)	$(866,514)	$(903,503)	$(756,940)	$(1,042,067)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,455,226	1,030,058	228,632	923,437	491,467
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	437,009	346,669	(313,879)	547,345	(407,979)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(38,810)	23,947	(292,808)	334,083	(652,790)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	79,981	34,964	49,062	51,318	59,000
Total Adjustments	$1,070,824	$569,124	$(1,232,496)	$1,099,243	$(1,552,369)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following table includes financial performance measures that the Company determines are its most important financial measures for 2024 and how they were used in the executive compensation program:

Financial Performance Measures Used in our Short-Term Incentive Program	Financial Performance Measures Used in our Long-Term Incentive Program
FFO as Adjusted (per share)	Absolute TSR
Same-Property NOI Growth (%)	TSR (relative to a peer group)
Development/Redevelopment: Pipeline Deliveries (in $ millions)	FFO as Adjusted (per share) growth percentage (relative to a peer group)
Shop Lease Executions (in $ millions)	Same-Property NOI Growth (relative to a peer group)
Balance Sheet Management (1 - 5 scale)

Please see the Compensation Discussion and Analysis on pages 31 for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 136.71	112.34	83.11	107.66	70.98
Peer Group Total Shareholder Return Amount	$ 115.03	$ 98.3	$ 89.16	$ 98.78	$ 68.63
Company Selected Measure Amount | $ / shares	1.35	1.25	1.21	1.09	0.88
PEO Name	Mr. Olson	Mr. Olson	Mr. Olson	Mr. Olson	Mr. Olson
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 75,400,000	$ 259,900,000	$ 47,300,000	$ 107,800,000	$ 97,800,000
Percentage of Performance Based Portion of Long-Term Incentive Plan Pay Out	25.00%
Measure:: 1
Pay vs Performance Disclosure
Name	FFO as Adjusted (per share)
Non-GAAP Measure Description
(5)
The Company has identified FFO as Adjusted (per share) as the most important additional financial metric used to link pay and performance, for our company selected measure. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider FFO as Adjusted (per share), to be the most important performance measure used by to link compensation actually paid to the NEOs for fiscal year 2024 to Company performance. Our short-term incentive programs include FFO as Adjusted as the most heavily weighted metric (that impacts annual cash pay out to executive officers) based on our absolute level of FFO as Adjusted achieved for the year and, in 2024, 25% of the performance-based portion of 2024 long-term incentive plan pays out based on the three year growth rate of our FFO as Adjusted growth rate. FFO as Adjusted is a non-GAAP financial measure—please see “Non-GAAP Financial Measures” beginning on page 63 for a reconciliation to the most directly comparable GAAP measure. We consider FFO as Adjusted a meaningful and relevant measure in determining our operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Same-Property NOI Growth (%)
Measure:: 3
Pay vs Performance Disclosure
Name	Development/Redevelopment: Pipeline Deliveries (in $ millions)
Measure:: 4
Pay vs Performance Disclosure
Name	Shop Lease Executions (in $ millions)
Measure:: 5
Pay vs Performance Disclosure
Name	Balance Sheet Management (1 - 5 scale)
Measure:: 6
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 7
Pay vs Performance Disclosure
Name	TSR (relative to a peer group)
Measure:: 8
Pay vs Performance Disclosure
Name	FFO as Adjusted (per share) growth percentage (relative to a peer group)
Measure:: 9
Pay vs Performance Disclosure
Name	Same-Property NOI Growth (relative to a peer group)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,117,820	4,994,389	(5,178,211)	1,735,998	(2,386,224)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,783,242)	(4,189,334)	(3,939,010)	(3,699,999)	(4,005,254)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,978,580	5,325,609	2,641,983	4,507,329	2,920,790
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,870,973	3,412,049	(4,145,858)	423,532	(998,121)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(322,084)	194,717	36,635	326,533	(451,835)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	373,593	251,348	228,039	178,603	148,196
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,070,824	569,124	(1,232,496)	1,099,243	(1,552,369)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,862,582)	(866,514)	(903,503)	(756,940)	(1,042,067)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,455,226	1,030,058	228,632	923,437	491,467
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,009	346,669	(313,879)	547,345	(407,979)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,810)	23,947	(292,808)	334,083	(652,790)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 79,981	$ 34,964	$ 49,062	$ 51,318	$ 59,000